Cover	Mar. 22, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 22, 2022
Entity File Number	001-33938
Entity Registrant Name	TESSCO Technologies Incorporated
Entity Central Index Key	0000927355
Entity Tax Identification Number	52-0729657
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11126 McCormick Road
Entity Address, City or Town	Hunt Valley
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21031
City Area Code	410
Local Phone Number	229-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	TESS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false